Cash and Bank Balances (Details) - Schedule of Fixed Deposits Pledged to Financial Institution	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Fixed Deposits Pledged to Financial Institution [Abstract]
Cash and bank balances	RM 3,823,689	$ 810,842	RM 4,874,254
Less: Fixed deposits pledged	(330,214)	(70,024)	(321,643)
Cash and cash equivalents per consolidated statements of cash flows	RM 3,493,475	$ 740,818	RM 4,552,611